Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments - USD ($)	Jun. 30, 2023	Sep. 30, 2022
Schedule of Future Minimum Lease Payments [Line Items]
2024	$ 31,277
2025	56,279
2026	53,005
Total minimum non-cancelable operating lease payments	$ 140,561	$ 42,929